Land use rights, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 756,427	$ 115,928	¥ 699,243	¥ 60,246
Land Use Rights [Member]
Amortization of acquired intangible assets and land use right	¥ 48,096		¥ 48,096	¥ 48,100